UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681

Old Mutual/Claymore Long-Short Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532

(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Old Mutual/Claymore Long-Short Fund

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

September 30, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments - 113.4%
	Common Stocks - 113.4%
	Consumer Discretionary - 16.1%
112,997	AutoNation, Inc. (a) (b)	$2,256,550
47,690	Black & Decker Corp. (b)	3,914,872
217,726	Brunswick Corp. (b)	8,214,802
38,952	Cendant Corp. (b)	803,969
36,828	Centex Corp. (b)	2,378,352
241,557	Darden Restaurants, Inc. (b)	7,336,086
12,160	Eastman Kodak Co. (b)	295,853
98,194	Goodyear Tire & Rubber Co. (a) (b)	1,530,844
160,987	Home Depot, Inc. (b)	6,140,044
13,765	J.C. Penny Co., Inc. (b)	652,736
6,386	Johnson Controls, Inc. (b)	396,251
28,140	News Corp. - Class A (b)	438,703
38,307	TJX Cos., Inc. (b)	784,527
139,898	VF Corp.	8,109,887
98,926	Wal-Mart Stores, Inc.	4,334,937
471,941	Walt Disney Co. (b)	11,387,936

		58,976,349

	Consumer Staples - 6.2%
9,966	Altria Group, Inc.	734,594
18,726	Archer-Daniels - Midland Co. (b)	461,783
5,533	Brown-Forman Corp. - Class B (b)	329,435
14,394	Clorox Co. (b)	799,443
361,730	Coca-Cola Enterprises, Inc. (b)	7,053,735
47,246	Constellation Brands, Inc. - Class A (a) (b)	1,228,396
2,995	Fortune Brands, Inc.	243,583
28,528	Gillette Co. (b)	1,660,330
18,249	Reynolds American, Inc. (b)	1,515,032
9,684	SUPERVALU, Inc. (b)	301,366
459,453	Tyson Foods, Inc. - Class A (b)	8,293,127

		22,620,824

	Energy - 16.3%
15,137	Amerada Hess Corp. (b)	2,081,338
356,955	CenterPoint Energy, Inc. (b)	5,307,921
117,408	Chevron Corp. (b)	7,599,820
176,874	ConocoPhillips (b)	12,365,261
38,224	Devon Energy Corp. (b)	2,623,695
287,972	Exxon Mobil Corp.	18,297,741
5,435	Nabors Industries, Ltd. (Bermuda) (a) (b)	390,396
10,041	Occidental Petroleum Corp. (b)	857,803
19,981	Sunoco, Inc.	1,562,514
74,252	TXU Corp. (b)	8,381,566

		59,468,055

	Financials - 24.1%
32,679	American Express Co. (b)	1,877,082
10,664	Aon Corp. (b)	342,101
121,835	Bank of America Corp. (b)	5,129,254
28,974	Bear Stearns Cos., Inc. (b)	3,179,897
14,382	CIGNA Corp. (b)	1,695,063
72,726	CIT Group, Inc. (b)	3,285,761
14,405	Citigroup, Inc.	655,716
93,465	Countrywide Financial Corp. (b)	3,082,476
11,034	Franklin Resources, Inc.	926,415
180,177	H&R Block, Inc. (b)	4,320,644
12,703	Hartford Financial Services Group, Inc. (b)	980,291
89,724	Loews Corp. (b)	8,291,395
35,208	MBNA Corp. (b)	867,525
140,115	MetLife, Inc. (b)	6,981,930
105,623	Providian Financial Corp. (a) (b)	1,867,415
76,245	Prudential Financial, Inc. (b)	5,151,112
46,912	Simon Property Group, Inc. (b)	3,477,117
231,518	St. Paul Travelers Cos., Inc. (b)	10,388,213
249,379	Wachovia Corp.	11,867,947
11,978	Washington Mutual, Inc.	469,777
219,749	Wells Fargo & Co.	12,870,699
5,795	XL Capital, Ltd. - Class A (Cayman Islands)	394,234

		88,102,064

	Health Care - 14.3%
86,457	Abbott Laboratories (b)	3,665,777
25,724	Aetna, Inc. (b)	2,215,865
110,331	AmerisourceBergen Corp. (b)	8,528,586
14,466	Amgen, Inc. (a) (b)	1,152,506
18,708	Boston Scientific Corp. (a) (b)	437,206
71,339	C.R. Bard, Inc. (b)	4,710,514
110,298	Cardinal Health, Inc. (b)	6,997,305
32,767	Fisher Scientific International, Inc. (a) (b)	2,033,192
26,160	Forest Laboratories, Inc. (a) (b)	1,019,455
8,920	Guidant Corp. (b)	614,499
23,549	Humana, Inc. (a) (b)	1,127,526
243,648	Johnson & Johnson (b)	15,418,045
29,806	McKesson Corp. (b)	1,414,295
104,527	Pfizer, Inc. (b)	2,610,039
6,853	UnitedHealth Group, Inc.	385,139

		52,329,949

	Industrials - 8.2%
5,329	Caterpillar, Inc. (b)	313,079
55,780	CSX Corp. (b)	2,592,654
21,254	Cummins, Inc. (b)	1,870,139
31,239	D.R. Horton, Inc. (b)	1,131,477
35,188	Eaton Corp. (b)	2,236,197
43,206	FedEx Corp. (b)	3,764,539
5,932	Fluor Corp. (b)	381,902
57,421	General Electric Co. (b)	1,933,365
13,324	Goodrich Corp. (b)	590,786
25,572	KB HOME (b)	1,871,870
8,085	L-3 Communications Holdings, Inc. (b)	639,281
52,610	Lockheed Martin Corp. (b)	3,211,314
39,044	Navistar International Corp. (a) (b)	1,266,197
10,442	Northrop Grumman Corp. (b)	567,523
74,532	PACCAR, Inc. (b)	5,059,977
34,090	Pulte Homes, Inc. (b)	1,463,143
32,559	Ryder System, Inc. (b)	1,114,169

		30,007,612

	Materials - 4.8%
120,090	Ball Corp. (b)	4,412,107
130,353	Dow Chemical Co. (b)	5,431,810
21,683	Eastman Chemical Co. (b)	1,018,451
320,525	Hercules, Inc. (a) (b)	3,916,816
43,686	Newmont Mining Corp. (b)	2,060,669
16,701	Sherwin-Williams Co. (b)	736,013

		17,575,866

	Technology - 16.4%
15,618	Adobe Systems, Inc. (a) (b)	466,197
67,825	Affiliated Computer Services, Inc. - Class A (a) (b)	3,703,245
26,245	Autodesk, Inc. (a) (b)	1,218,818
294,515	Cisco Systems, Inc. (a) (b)	5,280,654
8,166	Computer Sciences Corp. (a) (b)	386,333
46,739	Dell, Inc. (a) (b)	1,598,474
135,792	Freescale Semiconductor, Inc. - Class B (a) (b)	3,201,975
107,001	Hewlett-Packard Co. (b)	3,124,429
466,122	Intel Corp. (b)	11,489,907
133,022	International Business Machines Corp. (b)	10,671,025
227,734	Micron Technology, Inc. (a) (b)	3,028,862
17,402	Microsoft Corp. (b)	447,753
21,628	National Semiconductor Corp. (b)	568,816
125,889	NCR Corp. (a) (b)	4,017,118
42,756	NVIDIA Corp. (a) (b)	1,465,676
27,878	Oracle Corp. (a) (b)	345,408
17,925	Symantec Corp. (a) (b)	406,181
48,014	Texas Instruments, Inc. (b)	1,627,675
200,090	Yahoo!, Inc. (a)	6,771,046

		59,819,592

	Telecommunications - 5.4%
21,794	AT&T Corp. (b)	431,521
19,870	Comcast Corp. - Class A (a) (b)	583,781
124,780	Motorola, Inc. (b)	2,756,390
253,917	Qwest Communications International, Inc. (a) (b)	1,041,060
218,033	Sprint Nextel Corp. (b)	5,184,825
302,225	Verizon Communications, Inc.	9,879,735

		19,877,312

	Utilities - 1.6%
239,459	AES Corp. (a) (b)	3,934,311
49,546	Allegheny Energy, Inc. (a) (b)	1,522,053
6,420	Public Service Enterprise Group, Inc. (b)	413,191

		5,869,555

	Total Long-Term Investments (Cost $413,602,922)	414,647,178

Principal Amount		Value
	Short-Term Investments - 4.0%
	U.S Government and Agency Securities - 4.0%
$3,700,000	Federal Home Loan Discount Notes
	3.53%, 10/7/05 (c)	3,698,520
11,000,000	U.S. Treasury Bill
	3.60%, 2/23/06 (c)	10,838,476

	Total Short-Term Investments (Cost $14,538,323)	14,536,996

	Total Investments - 117.4% (Cost $428,141,245)	429,184,174
	Securities Sold Short - (18.9%) (Proceeds $68,786,690)	(68,936,955)
	Other Assets less Liabilities - 2.2%	7,957,172
	Total Value of Options Written - (0.7%)	(2,717,750)

	Net Assets - 100.0%	$365,486,641

Number of Shares
	Securities Sold Short - 18.9%
	Common Stocks - 18.9%
	Consumer Discretionary - 3.2%
32,218	Big Lots, Inc. (a)	354,076
196,136	Cooper Tire & Rubber Co.	2,994,997
103,750	Delphi Corp.	286,350
12,514	Dow Jones & Co, Inc.	477,910
81,313	New York Times Co. - Class A	2,419,062
56,117	Tiffany & Co.	2,231,773
13,965	Univision Communications, Inc. - Class A (a)	370,491
36,571	Visteon Corp. (a)	357,664
48,614	Wendy’s International, Inc.	2,194,922

		11,687,245

	Energy - 3.7%
29,242	EOG Resources, Inc.	2,190,226
100,571	Kinder Morgan, Inc.	9,670,907
59,765	Williams Cos., Inc.	1,497,113

		13,358,246

	Financials - 0.8%
131,339	Janus Capital Group, Inc.	1,897,848
9,525	MBIA, Inc.	577,405
7,416	Northern Trust Corp.	374,879

		2,850,132

	Health Care - 0.4%
22,272	MedImmune, Inc. (a)	749,453
51,723	Tenet Healthcare Corp. (a)	580,849

		1,330,302

	Industrials - 1.7%
78,658	Avery Dennison Corp.	4,120,893
68,597	OfficeMax, Inc.	2,172,467

		6,293,360

	Materials - 3.8%
120,678	Ashland, Inc.	6,666,253
74,136	Temple-Inland, Inc.	3,028,456
54,817	Vulcan Materials Co.	4,067,970
4,720	Weyerhaeuser Co.	324,500

		14,087,179

	Technology - 2.0%
103,424	International Game Technology	2,792,448
46,550	KLA-Tencor Corp.	2,269,778
63,858	PMC-Sierra, Inc. (a)	562,589
49,106	QLogic Corp. (a)	1,679,425

		7,304,240

	Telecommunications - 3.2%
230,133	CenturyTel, Inc.	8,050,052
68,832	Citizens Communications Co.	932,674
18,320	Corning, Inc. (a)	354,126
12,998	Scientific-Atlanta, Inc.	487,555
182,566	Tellabs, Inc. (a)	1,920,594

		11,745,001

	Utilities - 0.1%
5,793	Consolidated Edison, Inc.	281,250

	Total Securities Sold Short (Proceeds $68,786,690)	$68,936,955

(a)	Non-income producing security.
(b)	All or a portion of these securities are held as collateral for Securities Sold Short.
(c)	Interest rate shown represents discount rate at time of purchase.

Old Mutual/Claymore Long/Short Fund

Portfolio of Investments

September 30, 2005 (unaudited)

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
125	CBOE Oil Index	October 2005	$560.00	$261,250
325	Philadelphia Utility Index	October 2005	445.00	357,500
1,400	S&P 500 Index	October 2005	1,230.00	1,722,000
725	S&P 600 Small Cap Index	October 2005	350.00	377,000

	Total Call Options Written (Premiums received $4,281,341)			$2,717,750

(a)	Non-income producing security.

At September 30, 2005, the following futures contracts were outstanding:

Contracts	Contracts	Unrealized Appreciation/ (Depreciation)

Long Contracts
Amsterdam Exchanges Index - October 2005 (Current notional value of 80,710 Euro per contract)	150	$309,155
CAC 40 10 Year Euro Index - October 2005 (Current notional value of 46,010 Euro per contract)	260	425,560
Canada 10 Year Bond - December 2005 (Current notional value of 115,050 Canadian dollars per contract)	400	(403,721)
Dow Jones Euro STOXX 50 - December 2005 (Current notional value of 34,360 Euro per contract)	57	57,817
FTSE 100 Index - December 2005 (Current notional value of 54,845 Pound Sterling per contract)	175	303,895
IBEX 35 Index - October 2005 (Current notional value of 108,125 Euro per contract)	100	423,725
Japan 10 Year Bond (TSE) - December 2005 (Current notional value of 137,650,000 Japanese Yen per contract)	5	(82,355)
OMXS 30 Index - October 2005 (Current notional value of 89,700 Swedish Krona per contract)	200	55,107
RUIX Index - Euro Bond - December 2005 (Current notional value of 122,530 Euro per contract)	180	(197,150)

	1,527	892,033

Short Contracts
Australia 10 Year Bond - December 2005 (Current notional value of 104,825 Australian dollars per contract)	200	232,377
DAX Index - December 2005 (Current notional value of 126,663 Euro per contract)	95	(349,184)
Long Gilt - December 2005 (Current notional value of 112,730 Pound Sterling per contract)	190	390,326
S&P 500 E-Mini - December 2005 (Current notional value of $61,715 per contract)	150	57,962
S&P ASX 200 Index - December 2005 (Current notional value of 115,925 Australian dollars per contract)	100	(276,860)
S&P/TSE 60 Index - December 2005 (Current notional value of 124,340 Canadian dollars per contract)	70	(154,636)
TOPIX Index - December 2005 (Current notional value of 14,085,000 Japanese Yen per contract)	83	(907,970)
U.S. 10 Year Treasury Notes - December 2005 (Current notional value of $109,922 per contract)	200	356,249

	1,088	(651,736)

	2,615	$240,297

All notional values are denominated in local currencies.

At September 30, 2005, the following forward foreign currency contracts were outstanding:

Contracts	Current Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australian Dollar, 37,000,000 expiring 12/21/05	28,159,449	$(326,321)
Canadian Dollar, 17,000,000 expiring 12/21/05	14,680,993	229,787
New Zealand Dollar, 10,000,000 expiring 12/21/05	6,886,584	(112,506)
Norwegian Krone, 180,000,000 expiring 12/21/05	27,693,430	(905,049)
Swiss Franc, 22,000,000 expiring 12/21/05	17,187,479	(565,370)

		(1,679,459)

Short Contracts
Euro, 19,000,000 expiring 12/21/05	23,001,797	573,541
Japanese Yen, 3,100,000,000 expiring 12/21/05	27,594,607	908,711
Pound Sterling, 9,000,000 expiring 12/21/05	15,905,320	558,440

		2,040,692

		$361,233

Security Valuation

The Fund values equity securities at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (NYSE) on the day the securities are being valued. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued. If no sales or closing prices are reported, the securities are priced based on quotes obtained from a quotation reporting system, established market makers or pricing services. Short-term investments are priced at amortized cost, which approximates market value. Options are valued at the mean of the best bid and asked price at the close of trading. Futures and options on futures are valued at the settlement price determined by the exchange on which they are traded. Valuations of securities held in the Fund’s portfolio may be based on information from a third-party pricing service. All other investments for which market quotes are not readily available are priced at fair value in good faith as determined in accordance with procedures established by the Board of Trustees.

Foreign securities and domestic debt securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using current exchange rates. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day on which the NYSE is closed.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 23, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: November 23, 2005